Summary of Significant Policies, Judgements, Estimates and Assumptions - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Increase (decrease) in accounting estimate | $	$ 628
Increase in basic earnings per share (in USD per share)	$ 1.24
Increase in diluted earnings per share (in USD per share)	$ 1.24